Income taxes - Recognized deferred tax assets and liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits
Tax assets	$ 79	$ 25
Set off of tax assets	(79)	(25)
Tax liabilities	(79)	(25)
Set off of tax liabilities	79	25
Taxes losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits
Tax assets	79	25
Tax assets, net	79	25
Right of use assets
Disclosure of temporary difference, unused tax losses and unused tax credits
Tax liabilities	(70)
Tax liabilities, net	(70)
Equipment
Disclosure of temporary difference, unused tax losses and unused tax credits
Tax liabilities		(16)
Tax liabilities, net		(16)
Trade and other receivables
Disclosure of temporary difference, unused tax losses and unused tax credits
Tax liabilities	(9)	(9)
Tax liabilities, net	$ (9)	$ (9)